UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND INCOME FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2005


[LOGO OF USAA]
   USAA(R)

                                  USAA GROWTH &
                                          INCOME Fund

                                          [GRAPHIC OF USAA GROWTH & INCOME FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA GROWTH & INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES     SECURITY                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (97.2%)

               COMMON STOCKS (95.0%)
               --------------------
               AEROSPACE & DEFENSE (3.7%)
   323,520     European Aeronautic Defence and Space Co. EADS N.V. (Netherlands)*(f)                      $   11,205
   105,100     General Dynamics Corp.                                                                         12,223
   166,700     Precision Castparts Corp.                                                                       7,895
   332,200     United Technologies Corp.                                                                      17,035
                                                                                                          ----------
                                                                                                              48,358
                                                                                                          ----------
               AIRLINES (0.2%)
   130,100     Southwest Airlines Co.                                                                          2,083
                                                                                                          ----------
               ALUMINUM (0.5%)
   266,200     Alcoa, Inc.                                                                                     6,466
                                                                                                          ----------
               APPAREL RETAIL (1.5%)
   106,000     Abercrombie & Fitch Co. "A"                                                                     5,511
    87,400     Chico's FAS, Inc.*                                                                              3,456
   306,900     Christopher & Banks Corp.                                                                       4,103
   243,350     Pacific Sunwear of California, Inc.*                                                            6,089
                                                                                                          ----------
                                                                                                              19,159
                                                                                                          ----------
               APPLICATION SOFTWARE (2.0%)
   197,700     Amdocs Ltd. (United Kingdom)*                                                                   5,233
    75,700     Autodesk, Inc.                                                                                  3,417
   378,300     Intuit, Inc.*                                                                                  17,375
                                                                                                          ----------
                                                                                                              26,025
                                                                                                          ----------
               ASSET MANAGEMENT & CUSTODY BANKS (2.6%)
   194,000     Northern Trust Corp.                                                                           10,398
   183,400     Nuveen Investments, Inc. "A"                                                                    7,422
   300,100     State Street Corp.                                                                             16,575
                                                                                                          ----------
                                                                                                              34,395
                                                                                                          ----------
               AUTOMOTIVE RETAIL (0.5%)
   230,900     O'Reilly Automotive, Inc.*                                                                      6,511
                                                                                                          ----------
               BIOTECHNOLOGY (3.6%)
   277,600     Amgen, Inc.*                                                                                   21,031
   172,900     Applera Corp.-Applied Biosystems Group                                                          4,197
    99,200     Charles River Laboratories International, Inc.*                                                 4,341
   246,200     Genzyme Corp.*                                                                                 17,800
                                                                                                          ----------
                                                                                                              47,369
                                                                                                          ----------
               BREWERS (0.5%)
   147,600     Anheuser-Busch Companies, Inc.                                                                  6,090
                                                                                                          ----------
               BROADCASTING & CABLE TV (0.6%)
   277,000     Comcast Corp. "A"*                                                                              7,593
                                                                                                          ----------
               CASINOS & GAMING (0.9%)
    47,600     Harrah's Entertainment, Inc.                                                                    2,879
   110,200     Penn National Gaming, Inc.*                                                                     3,256
   200,300     Shuffle Master, Inc.*(a)                                                                        5,080
                                                                                                          ----------
                                                                                                              11,215
                                                                                                          ----------

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                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES     SECURITY                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT (3.0%)
   518,600     Cisco Systems, Inc.*                                                                       $    9,050
   959,400     Corning, Inc.*                                                                                 19,274
   303,900     Motorola, Inc.                                                                                  6,734
    63,200     Research In Motion Ltd. (Canada)*                                                               3,886
                                                                                                          ----------
                                                                                                              38,944
                                                                                                          ----------
               COMPUTER HARDWARE (0.6%)
   240,300     Dell, Inc.*                                                                                     7,661
                                                                                                          ----------
               COMPUTER STORAGE & PERIPHERALS (0.4%)
   113,100     QLogic Corp.*                                                                                   3,411
    39,600     SanDisk Corp.*                                                                                  2,332
                                                                                                          ----------
                                                                                                               5,743
                                                                                                          ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   133,600     Caterpillar, Inc.                                                                               7,026
   124,700     Oshkosh Truck Corp.                                                                             5,432
                                                                                                          ----------
                                                                                                              12,458
                                                                                                          ----------
               CONSTRUCTION MATERIALS (0.6%)
   118,600     Vulcan Materials Co.                                                                            7,709
                                                                                                          ----------
               CONSUMER FINANCE (0.4%)
   186,800     First Marblehead Corp.(a)                                                                       5,527
                                                                                                          ----------
               DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
   118,500     Affiliated Computer Services, Inc. "A"*                                                         6,412
    52,400     DST Systems, Inc.*                                                                              2,941
   291,000     First Data Corp.                                                                               11,771
    52,700     Paychex, Inc.                                                                                   2,042
                                                                                                          ----------
                                                                                                              23,166
                                                                                                          ----------
               DEPARTMENT STORES (1.2%)
   339,700     Kohl's Corp.*                                                                                  16,350
                                                                                                          ----------
               DISTILLERS & VINTNERS (0.3%)
   147,900     Constellation Brands, Inc. "A"*                                                                 3,482
                                                                                                          ----------
               DIVERSIFIED BANKS (2.3%)
   690,008     Bank of America Corp.                                                                          30,181
                                                                                                          ----------
               DIVERSIFIED CHEMICALS (0.9%)
   297,700     Du Pont (E.I.) De Nemours & Co.                                                                12,411
                                                                                                          ----------
               DIVERSIFIED METALS & MINING (0.4%)
    35,800     Rio Tinto plc ADR (United Kingdom)                                                              5,464
                                                                                                          ----------
               EDUCATIONAL SERVICES (1.0%)
   127,400     Career Education Corp.*(a)                                                                      4,534
   150,400     ITT Educational Services, Inc.*                                                                 8,314
                                                                                                          ----------
                                                                                                              12,848
                                                                                                          ----------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
    57,900     Benchmark Electronics, Inc.*                                                                    1,626
                                                                                                          ----------

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                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES     SECURITY                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    68,900     Waste Management, Inc.                                                                     $    2,033
                                                                                                          ----------
               FOOD RETAIL (0.2%)
   147,700     Kroger Co.*                                                                                     2,939
                                                                                                          ----------
               GOLD (1.0%)
   295,100     Newmont Mining Corp.                                                                           12,571
                                                                                                          ----------
               HEALTH CARE EQUIPMENT (4.7%)
   275,500     Baxter International, Inc.                                                                     10,532
   163,200     Biomet, Inc.                                                                                    5,684
    79,700     Diagnostic Products Corp.                                                                       3,355
   193,700     Fisher Scientific International, Inc.*(a)                                                      10,944
    66,700     Kinetic Concepts, Inc.*                                                                         2,395
   438,500     Medtronic, Inc.                                                                                24,846
    95,300     Waters Corp.*                                                                                   3,450
                                                                                                          ----------
                                                                                                              61,206
                                                                                                          ----------
               HEALTH CARE FACILITIES (0.3%)
   103,300     Triad Hospitals, Inc.*                                                                          4,249
                                                                                                          ----------
               HEALTH CARE SERVICES (1.0%)
   142,700     Dendrite International, Inc.*                                                                   2,504
   202,800     Omnicare, Inc.                                                                                 10,972
                                                                                                          ----------
                                                                                                              13,476
                                                                                                          ----------
               HEALTH CARE SUPPLIES (0.4%)
    73,000     Cooper Companies, Inc.                                                                          5,025
                                                                                                          ----------
               HOME FURNISHINGS (0.2%)
   183,700     Tempur-Pedic International, Inc.*(a)                                                            2,032
                                                                                                          ----------
               HOME IMPROVEMENT RETAIL (1.1%)
   239,900     Lowe's Companies, Inc.(a)                                                                      14,579
                                                                                                          ----------
               HOMEBUILDING (1.0%)
   443,300     D.R. Horton, Inc.                                                                              13,605
                                                                                                          ----------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
   231,400     Hilton Hotels Corp.                                                                             4,501
                                                                                                          ----------
               HOUSEHOLD PRODUCTS (2.9%)
   109,600     Colgate-Palmolive Corp.                                                                         5,804
   578,100     Procter & Gamble Co.                                                                           32,368
                                                                                                          ----------
                                                                                                              38,172
                                                                                                          ----------
               HOUSEWARES & SPECIALTIES (0.1%)
    80,800     Yankee Candle Co., Inc.                                                                         1,827
                                                                                                          ----------
               INDUSTRIAL CONGLOMERATES (2.2%)
   846,300     General Electric Co.                                                                           28,698
                                                                                                          ----------

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                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES     SECURITY                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY (0.8%)
   286,500     Ingersoll-Rand Co. Ltd. "A"                                                                $   10,827
                                                                                                          ----------
               INTEGRATED OIL & GAS (4.4%)
   342,900     ConocoPhillips                                                                                 22,419
   477,700     Exxon Mobil Corp.                                                                              26,818
   237,300     Petro-Canada (Canada)                                                                           8,246
                                                                                                          ----------
                                                                                                              57,483
                                                                                                          ----------
               INTERNET SOFTWARE & SERVICES (1.1%)
   398,600     Yahoo!, Inc.*                                                                                  14,736
                                                                                                          ----------
               INVESTMENT BANKING & BROKERAGE (2.3%)
   602,400     E*TRADE Financial Corp.*                                                                       11,175
   302,600     Merrill Lynch & Co., Inc.                                                                      19,590
                                                                                                          ----------
                                                                                                              30,765
                                                                                                          ----------
               LIFE & HEALTH INSURANCE (0.5%)
   318,300     UnumProvident Corp.(a)                                                                          6,458
                                                                                                          ----------
               MANAGED HEALTH CARE (2.7%)
   144,100     Coventry Health Care, Inc.*                                                                     7,780
   134,500     Health Net, Inc.*                                                                               6,300
   281,300     WellPoint, Inc.*                                                                               21,007
                                                                                                          ----------
                                                                                                              35,087
                                                                                                          ----------
               MOVIES & ENTERTAINMENT (3.2%)
 1,760,300     Time Warner, Inc.                                                                              31,386
   353,700     Viacom, Inc. "B"                                                                               10,954
                                                                                                          ----------
                                                                                                              42,340
                                                                                                          ----------
               MULTI-LINE INSURANCE (1.0%)
   205,600     American International Group, Inc.                                                             13,323
                                                                                                          ----------
               MULTI-UTILITIES (1.5%)
   532,300     PG&E Corp.                                                                                     19,365
                                                                                                          ----------
               OIL & GAS DRILLING (0.6%)
   182,700     GlobalSantaFe Corp.                                                                             8,139
                                                                                                          ----------
               OIL & GAS EQUIPMENT & SERVICES (1.7%)
    89,400     National-Oilwell Varco, Inc.*                                                                   5,585
   177,800     Schlumberger Ltd.                                                                              16,139
                                                                                                          ----------
                                                                                                              21,724
                                                                                                          ----------
               OIL & GAS EXPLORATION & PRODUCTION (2.6%)
   200,000     Chesapeake Energy Corp.                                                                         6,420
   501,100     Noble Energy, Inc.                                                                             20,069
    55,300     Woodside Petroleum Ltd. ADR (Australia)                                                         1,302
   139,033     XTO Energy, Inc.                                                                                6,043
                                                                                                          ----------
                                                                                                              33,834
                                                                                                          ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
   565,074     Citigroup, Inc.                                                                                25,869
                                                                                                          ----------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES     SECURITY                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS (5.2%)
   349,300     Abbott Laboratories                                                                        $   15,037
   317,200     Biovail Corp. (Canada)*                                                                         6,912
   155,100     Eisai Co. Ltd. ADR (Japan)                                                                      6,169
   246,600     Eli Lilly and Co.                                                                              12,278
    56,700     Forest Laboratories, Inc.*                                                                      2,150
   264,400     Pfizer, Inc.                                                                                    5,748
   218,700     Sanofi-Aventis ADR (France)                                                                     8,774
   535,200     Schering-Plough Corp.                                                                          10,886
                                                                                                          ----------
                                                                                                              67,954
                                                                                                          ----------
               PROPERTY & CASUALTY INSURANCE (2.2%)
    84,700     Ambac Financial Group, Inc.                                                                     6,004
    89,800     Chubb Corp.                                                                                     8,349
   320,046     St. Paul Travelers Companies, Inc.                                                             14,412
                                                                                                          ----------
                                                                                                              28,765
                                                                                                          ----------
               REAL ESTATE INVESTMENT TRUSTS (0.8%)
   145,600     Simon Property Group, Inc.                                                                     10,428
                                                                                                          ----------
               REGIONAL BANKS (0.8%)
   162,200     UnionBanCal Corp.                                                                              11,107
                                                                                                          ----------
               RESTAURANTS (0.5%)
   138,300     CBRL Group, Inc.                                                                                4,799
    53,100     Outback Steakhouse, Inc.                                                                        2,000
                                                                                                          ----------
                                                                                                               6,799
                                                                                                          ----------
               SEMICONDUCTOR EQUIPMENT (0.5%)
   113,100     Lam Research Corp.*                                                                             3,816
    80,900     Varian Semiconductor Equipment Associates, Inc.*                                                3,060
                                                                                                          ----------
                                                                                                               6,876
                                                                                                          ----------
               SEMICONDUCTORS (1.9%)
   459,700     Intel Corp.                                                                                    10,803
    60,800     International Rectifier Corp.*                                                                  1,799
   166,800     Microchip Technology, Inc.                                                                      5,033
   232,300     Texas Instruments, Inc.                                                                         6,632
                                                                                                          ----------
                                                                                                              24,267
                                                                                                          ----------
               SOFT DRINKS (1.6%)
   358,400     PepsiCo, Inc.                                                                                  21,174
                                                                                                          ----------
               SPECIALTY STORES (1.2%)
   461,500     Michaels Stores, Inc.                                                                          15,266
                                                                                                          ----------
               SYSTEMS SOFTWARE (2.9%)
 1,500,400     Microsoft Corp.                                                                                38,560
                                                                                                          ----------
               TECHNOLOGY DISTRIBUTORS (0.3%)
    75,900     CDW Corp.(a)                                                                                    4,277
                                                                                                          ----------
               THRIFTS & MORTGAGE FINANCE (1.9%)
   180,300     Golden West Financial Corp.                                                                    10,589
   185,000     IndyMac Bancorp, Inc.                                                                           6,906
   358,600     Sovereign Bancorp, Inc.                                                                         7,735
                                                                                                          ----------
                                                                                                              25,230
                                                                                                          ----------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES     SECURITY                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------
               TOBACCO (1.8%)
   312,900     Altria Group, Inc.                                                                         $   23,483
                                                                                                          ----------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
    60,700     Fastenal Co.(a)                                                                                 4,257
                                                                                                          ----------
               TRUCKING (0.4%)
   106,400     Yellow Roadway Corp.*                                                                           4,836
                                                                                                          ----------
               WIRELESS TELECOMMUNICATION SERVICES (2.1%)
   447,800     Alamosa Holdings, Inc.*                                                                         6,628
   869,250     Sprint Nextel Corp.                                                                            20,262
                                                                                                          ----------
                                                                                                              26,890
                                                                                                          ----------
               Total common stocks (cost: $1,067,417)                                                      1,243,866
                                                                                                          ----------
               EXCHANGE-TRADED FUNDS (2.2%)
   125,500     iShares Russell 2000 Growth Index Fund(a)                                                       8,245
   158,800     MidCap SPDR Trust Series 1(a)                                                                  20,168
                                                                                                          ----------
               Total exchange-traded funds (cost: $27,073)                                                    28,413
                                                                                                          ----------
               Total equity securities (cost: $1,094,490)                                                  1,272,279
                                                                                                          ----------
               MONEY MARKET INSTRUMENTS (3.3%)

               MONEY MARKET FUNDS
42,724,736     SSgA Prime Money Market Fund, 3.68%(b) (cost: $42,725)                                         42,725
                                                                                                          ----------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (5.1%)(i)

               MONEY MARKET FUNDS (0.1%)
 1,299,085     AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.81%(b)                                 1,299
    73,343     Merrill Lynch Premier Institutional Fund, 3.72%(b)                                                 73
                                                                                                          ----------
                                                                                                               1,372
                                                                                                          ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
               COMMERCIAL PAPER (0.8%)
   $10,000     Goldman Sachs & Co.(g), 3.97%(h), 5/25/2006                                                    10,000
                                                                                                          ----------
               REPURCHASE AGREEMENTS (3.4%)(c)
    13,000     Credit Suisse First Boston, LLC, 4.02%, acquired on 10/31/2005 and due 11/01/2005 at
                  $13,000 (collateralized by $13,400 of Freddie Mac Discount Notes(d), 4.09%(e), due
                  1/31/2006; market value $13,261)                                                            13,000
    19,000     Deutsche Bank Securities, Inc., 3.99%, acquired on 10/31/2005 and due 11/01/2005 at $19,000 (collateralized by $7,625 of Federal Farm Credit Bank Bonds, 4.18%, due
                  9/22/2010; $3,616 of Freddie Mac Notes(d), 4.01%(e), due 12/07/2005; and $8,771
                  of Fannie Mae Notes(d), 5.00%, due 7/02/2018; combined market value $19,380)                19,000

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                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                    MARKET
    AMOUNT                                                                                                     VALUE
     (000)     SECURITY                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------
   $12,000     Morgan Stanley & Co., Inc., 3.99%, acquired on 10/31/2005 and due 11/01/2005 at $12,000 (collateralized by $11,205 of Tennessee Valley Auth. Bonds,
                  5.38% - 7.13%, due 11/13/2008 - 5/01/2030; market value $12,245)                        $   12,000
                                                                                                          ----------
                                                                                                              44,000
                                                                                                          ----------
               CORPORATE BONDS (0.8%)
    11,000     Five Finance Inc., Notes(g), 4.13%(h), 9/05/2006                                               11,005
                                                                                                          ----------
               Total short-term investments purchased with cash collateral from
                  securities loaned (cost: $66,372)                                                           66,377
                                                                                                          ----------

                TOTAL INVESTMENTS (COST: $1,203,587)                                                      $1,381,381
                                                                                                          ==========

8

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           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2005, were $208,855,000 and $31,061,000, respectively, resulting in net unrealized appreciation of $177,794,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,308,675,000 at October 31, 2005, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

         F. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of October 31, 2005. The aggregate fair market value of these securities as of October 31, 2005, was approximately $65,302,000.

        (b) Rate represents the money market fund annualized seven-day yield at October 31, 2005.

        (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

10

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

        (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

        (f) Security was fair valued at October 31, 2005, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

        (g) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

        (h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2005.

        (i) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

          * Non-income-producing security for the 12 months preceding October 31, 2005.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48451-1205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.